STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8%
Australia - 3.4%
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	85,325,000		79,081,931
Driver Australia Four Trust, Ser. 4, Cl. A, 1 Month BBSW +.95%	AUD	1.04	8/21/2025	231,039	[b]	165,431
Driver Australia Six Trust, Ser. 6, Cl. A, 1 Month BBSW +.90%	AUD	0.99	12/21/2027	7,953,961	[b]	5,666,920
Queensland Treasury, Govt. Gtd. Bonds	AUD	1.75	7/20/2034	22,335,000	[c]	16,194,457
					101,108,739
British Virgin - .4%
Sinopec Group Overseas Development, Gtd. Notes		2.50	8/8/2024	12,840,000	[c]	13,413,113
Canada - 1.7%
Canadian Pacer Auto Receivables Trust, Ser. 2017-1A, Cl. A4		2.29	1/19/2022	3,047,742	[c]	3,058,217
CNH Capital Canada Receivables Trust, Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/2023	2,202,824	[c]	1,665,795
Enbridge, Gtd. Notes		4.00	11/15/2049	7,900,000	[d]	8,375,051
Ford Auto Securitization Trust, Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/2023	4,229,230	[c]	3,209,171
Ford Auto Securitization Trust, Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/2023	8,175,000	[c]	6,250,954
Ford Auto Securitization Trust, Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/2024	10,425,000	[c]	8,026,596
Golden Credit Card Trust, Ser. 2018-4A, Cl. A		3.44	8/15/2025	8,500,000	[c]	9,215,175
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	8,405,000	[c]	6,416,344
Nutrien, Sr. Unscd. Notes		1.90	5/13/2023	2,300,000		2,375,600
Teck Resources, Sr. Unscd. Notes		6.25	7/15/2041	940,000		1,089,126
					49,682,029
Cayman Islands - 3.4%
Allegro III CLO, Ser. 2015-1A, Cl. AR, 3 Month LIBOR +.84%		1.08	7/25/2027	4,939,380	[b,c]	4,916,219
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A, 3 Month LIBOR +1.38% @ Floor		1.38	10/23/2032	8,155,000	[b,c]	8,159,077
Ballyrock CLO, Ser. 2020-1A, Cl. A1, 3 Month LIBOR +1.70%		1.99	7/20/2030	6,100,000	[b,c]	6,108,671
Barings CLO, Ser. 2013-IA, Cl. AR, 3 Month LIBOR +.80%		1.07	1/20/2028	5,180,350	[b,c]	5,139,048

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
Cayman Islands - 3.4% (continued)
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	2,045,000		2,482,602
CK Hutchison Finance 16 II, Gtd. Bonds	EUR	0.88	10/3/2024	5,185,000		6,192,542
Dryden Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, 3 Month LIBOR +.97%		1.25	4/15/2031	6,975,000	[b,c]	6,866,755
Dryden XXVI Senior Loan Fund CLO, Ser. 2013-26A, Cl. AR, 3 Month LIBOR +.90%		1.18	4/15/2029	8,000,000	[b,c]	7,929,101
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +.75%		1.03	4/15/2029	7,825,000	[b,c]	7,724,943
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%		1.37	7/20/2031	8,025,000	[b,c]	7,951,162
Magnetite XXVIII CLO, Ser. 2020-28A, Cl. A, 3 Month LIBOR +1.27% @ Floor		1.27	10/25/2031	5,660,000	[b,c]	5,664,607
Milos CLO, Ser. 2017-1A, Cl. AR, 3 Month LIBOR +1.07%		1.34	10/20/2030	7,150,000	[b,c]	7,042,543
Sands China, Sr. Unscd. Notes		4.38	6/18/2030	6,505,000	[c]	6,894,650
Taconic Park CLO, Ser. 2016-1A, Cl. A1R, 3 Month LIBOR +1.00%		1.27	1/20/2029	7,150,000	[b,c]	7,083,677
Tencent Holdings, Sr. Unscd. Notes		2.39	6/3/2030	7,250,000	[c]	7,379,623
Voya CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%		1.34	4/15/2031	4,025,000	[b,c]	3,964,033
					101,499,253
Chile - .1%
VTR Comunicaciones, Sr. Scd. Notes		5.13	1/15/2028	2,950,000	[c,d]	3,054,725
China - 2.2%
China, Bonds, Ser. 1827	CNY	3.25	11/22/2028	191,700,000		28,315,480
China, Unscd. Bonds	CNY	3.81	9/14/2050	93,000,000		13,570,386
China Development Bank, Unscd. Bonds, Ser. 1905	CNY	3.48	1/8/2029	178,000,000		25,612,660
					67,498,526
Croatia - .3%
Croatia, Sr. Unscd. Bonds	EUR	2.75	1/27/2030	6,050,000		8,241,554
Cyprus - .9%
Cyprus, Sr. Unscd. Notes	EUR	1.25	1/21/2040	4,345,000		5,208,739
Cyprus, Sr. Unscd. Notes	EUR	2.75	5/3/2049	14,845,000		22,841,182
					28,049,921
Egypt - .2%
Egypt, Sr. Unscd. Notes		5.25	10/6/2025	4,920,000	[c]	4,933,284
France - 2.1%
BNP Paribas, Sr. Unscd. Notes	EUR	1.13	10/10/2023	6,915,000		8,352,687
Credit Agricole, Sub. Notes		3.25	1/14/2030	7,250,000		7,796,573

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
France - 2.1% (continued)
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	6,700,000		9,029,862
Engie, Jr. Sub. Bonds	EUR	1.38	4/16/2023	7,300,000	[e]	8,553,433
Orange, Sr. Unscd. Notes	EUR	0.03	9/4/2026	12,000,000		13,984,547
Total Capital International, Gtd. Notes		3.39	6/29/2060	15,075,000		15,856,008
					63,573,110
Germany - .3%
Allianz, Jr. Sub. Bonds	EUR	3.38	9/18/2024	3,100,000	[e]	3,937,477
Allianz, Sub. Notes	EUR	5.63	10/17/2042	4,300,000		5,560,082
					9,497,559
Greece - 1.1%
Hellenic Republic, Bonds	EUR	1.50	6/18/2030	27,725,000	[c]	33,937,358
Hungary - .3%
Hungary, Sr. Unscd. Notes		7.63	3/29/2041	4,775,000		8,556,967
Indonesia - .5%
Indonesia, Sr. Unscd. Notes	EUR	1.40	10/30/2031	3,870,000		4,443,798
Indonesia, Sr. Unscd. Notes	EUR	3.75	6/14/2028	3,130,000		4,296,877
Perusahaan Listrik Negara, Sr. Unscd. Notes	EUR	1.88	11/5/2031	5,100,000		5,745,966
					14,486,641
Ireland - .5%
AerCap Global Aviation Trust, Gtd. Notes		2.88	8/14/2024	3,105,000		2,992,971
AerCap Global Aviation Trust, Gtd. Notes		4.45	10/1/2025	2,900,000		2,910,861
AerCap Global Aviation Trust, Gtd. Notes		6.50	7/15/2025	4,000,000		4,323,578
Ireland, Bonds	EUR	2.00	2/18/2045	2,150,000		3,522,394
					13,749,804
Israel - .3%
Israel, Sr. Unscd. Bonds		2.75	7/3/2030	8,425,000	[d]	9,339,534
Italy - 1.5%
Italy, Sr. Unscd. Notes		2.88	10/17/2029	15,400,000		15,970,835
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds	EUR	4.00	2/1/2037	18,300,000	[c]	29,844,702
					45,815,537
Japan - 3.6%
Japan, Bonds, Ser. 19	JPY	0.10	9/10/2024	1,756,755,000	[f]	16,637,244
Japan, Bonds, Ser. 20	JPY	0.10	3/10/2025	1,664,817,600	[f]	15,747,613
Japan, Bonds, Ser. 22	JPY	0.10	3/10/2027	3,225,557,936	[f]	30,510,753
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	2,445,257	[c]	2,477,725
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3		2.45	12/10/2021	190,408	[c]	190,779

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
Japan - 3.6% (continued)
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	8,430,000	[c]	8,565,665
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	7,750,000	[c]	8,026,864
OSCAR US Funding X, Ser. 2019-1A, Cl. A4		3.27	5/11/2026	6,750,000	[c]	7,140,910
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4		2.68	9/10/2026	9,520,000	[c]	9,973,443
Takeda Pharmaceutical, Sr. Unscd. Notes	EUR	2.00	7/9/2040	8,150,000		10,158,969
					109,429,965
Kazakhstan - .1%
Development Bank of Kazakhstan, Sr. Unscd. Notes		4.13	12/10/2022	2,025,000		2,128,194
Luxembourg - 1.2%
CK Hutchison Group Telecom Finance, Gtd. Notes	EUR	1.13	10/17/2028	8,670,000		10,501,220
DH Europe Finance II, Gtd. Bonds	EUR	0.20	3/18/2026	6,120,000		7,160,082
DH Europe Finance II, Gtd. Notes		2.60	11/15/2029	6,525,000		7,084,206
Gazprom OAO Via Gaz Capital, Sr. Unscd. Bonds	EUR	2.50	3/21/2026	4,150,000		4,998,157
Medtronic Global Holdings, Gtd. Notes	EUR	0.75	10/15/2032	2,900,000		3,464,729
Medtronic Global Holdings, Gtd. Notes	EUR	1.63	3/7/2031	2,000,000		2,619,500
					35,827,894
Malaysia - .8%
Malaysia, Bonds, Ser. 219	MYR	3.89	8/15/2029	37,430,000		9,870,312
Petronas Capital, Gtd. Notes		4.55	4/21/2050	12,350,000	[c]	15,804,855
					25,675,167
Mexico - .5%
Banco Santander Mexico, Sr. Unscd. Notes		5.38	4/17/2025	4,750,000	[c]	5,287,961
Infraestructura Energetica Nova, Sr. Unscd. Notes		4.88	1/14/2048	3,950,000		3,818,840
Mexico, Bonds, Ser. M	MXN	5.75	3/5/2026	130,000,000		6,024,747
					15,131,548
Netherlands - 2.7%
ABN AMRO Bank, Sub. Notes	EUR	2.88	1/18/2028	3,700,000		4,543,386
ABN AMRO Bank, Sub. Notes		4.75	7/28/2025	5,100,000	[c]	5,758,538
Cooperatieve Rabobank, Sub. Bonds	EUR	2.50	5/26/2026	6,180,000		7,345,479
EDP Finance, Sr. Unscd. Notes	EUR	0.38	9/16/2026	5,815,000	[d]	6,872,276
Enel Finance International, Gtd. Notes	EUR	0.38	6/17/2027	7,275,000		8,576,222
Iberdrola International, Gtd. Notes	EUR	1.13	1/27/2023	1,400,000		1,689,273
Iberdrola International, Gtd. Notes	EUR	2.63	3/26/2024	5,600,000	[e]	6,826,837

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
Netherlands - 2.7% (continued)
ING Groep, Sub. Bonds	EUR	2.00	3/22/2030	4,600,000	[d]	5,593,581
ING Groep, Sub. Notes	EUR	3.00	4/11/2028	5,200,000		6,439,396
Mamoura Diversified Global Holding, Gtd. Notes		2.50	11/7/2024	3,550,000		3,726,602
VEON Holdings, Sr. Unscd. Notes		3.95	6/16/2021	8,050,000		8,154,529
Volkswagen International Finance, Gtd. Bonds, Ser. 10Y	EUR	1.88	3/30/2027	6,800,000		8,499,031
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/2024	2,975,000		3,714,242
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	2,200,000		2,613,291
WPC Eurobond, Gtd. Notes	EUR	2.13	4/15/2027	685,000		853,391
					81,206,074
Norway - .3%
Equinor, Gtd. Notes		3.25	11/18/2049	7,350,000		7,832,805
Yara International, Sr. Unscd. Notes		3.15	6/4/2030	2,150,000	[c]	2,302,907
					10,135,712
Panama - .3%
Panama, Sr. Unscd. Notes		4.50	4/1/2056	6,155,000		7,724,525
Peru - .2%
Peruvian, Sr. Unscd. Bonds		2.78	1/23/2031	4,450,000		4,827,182
Philippines - .7%
Philippine, Sr. Unscd. Bonds		3.70	2/2/2042	6,050,000		7,030,031
Philippine, Sr. Unscd. Notes	EUR	0.14	2/3/2023	8,600,000		10,017,127
Philippine, Sr. Unscd. Notes	EUR	0.88	5/17/2027	3,000,000		3,515,415
					20,562,573
Portugal - 1.8%
Portugal, Sr. Unscd. Bonds	EUR	3.88	2/15/2030	24,150,000	[c]	37,977,019
Portugal, Sr. Unscd. Notes	EUR	0.90	10/12/2035	13,575,000	[c]	16,572,402
					54,549,421
Qatar - .3%
Qatar, Sr. Unscd. Notes		3.75	4/16/2030	8,025,000	[c]	9,314,441
Romania - .6%
Romania, Bonds	EUR	3.62	5/26/2030	3,950,000	[c]	5,248,629
Romania, Sr. Unscd. Notes	EUR	2.50	2/8/2030	2,670,000	[c]	3,273,784
Romania, Sr. Unscd. Notes		4.00	2/14/2051	7,900,000	[c]	8,176,500
					16,698,913
Serbia - .3%
Serbia, Sr. Unscd. Notes	EUR	3.13	5/15/2027	7,215,000	[c]	9,055,814
Singapore - 1.0%
Singapore, Bonds	SGD	2.63	5/1/2028	9,000,000		7,506,318
Temasek Financial I, Gtd. Notes	EUR	1.25	11/20/2049	11,125,000	[d]	14,664,305
Temasek Financial I, Gtd. Notes		2.50	10/6/2070	6,950,000	[c]	6,840,392
					29,011,015
South Korea - .6%
Korea, Bonds, Ser. 2812	KRW	2.38	12/10/2028	11,350,200,000		10,462,385

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
South Korea - .6% (continued)
Korea, Bonds, Ser. 4903	KRW	2.00	3/10/2049	8,000,000,000		7,486,306
					17,948,691
Spain - 3.7%
Banco Santander, Covered Notes	EUR	0.88	5/9/2031	6,800,000	[d]	8,847,460
Spain, Bonds	EUR	0.60	10/31/2029	59,100,000	[c]	72,188,331
Spain, Sr. Unscd. Bonds	EUR	1.25	10/31/2030	9,375,000	[c]	12,086,707
Spain, Sr. Unscd. Bonds	EUR	2.90	10/31/2046	6,370,000	[c]	10,814,577
Telefonica Emisiones, Gtd. Notes	EUR	1.53	1/17/2025	5,300,000		6,601,054
					110,538,129
Supranational - .8%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	7,720,000		8,339,607
Corp. Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	8,250,000		8,521,961
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	7,500,000		8,138,587
					25,000,155
Switzerland - .2%
Credit Suisse Group, Sr. Unscd. Notes		4.28	1/9/2028	5,725,000	[c]	6,502,897
Thailand - 1.2%
PTT Treasury Center, Gtd. Notes		3.70	7/16/2070	3,725,000	[c]	3,723,773
Thailand, Bonds	THB	2.88	12/17/2028	435,700,000		15,522,165
Thailand, Sr. Unscd. Bonds	THB	2.13	12/17/2026	492,750,000		16,602,095
					35,848,033
Ukraine - .5%
Ukraine, Sr. Unscd. Notes		1.16	5/31/2040	4,100,000		3,748,220
Ukraine, Sr. Unscd. Notes		7.25	3/15/2033	11,848,000	[c]	10,945,182
					14,693,402
United Arab Emirates - .2%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/2047	4,650,000	[c]	5,715,129
United Kingdom - 3.6%
Anglo American Capital, Gtd. Notes	EUR	1.63	3/11/2026	2,760,000		3,373,063
Anglo American Capital, Gtd. Notes	EUR	1.63	9/18/2025	1,950,000		2,397,695
Barclays, Jr. Sub. Bonds		7.88	3/15/2022	2,675,000	[e]	2,761,106
Barclays, Sr. Unscd. Notes		4.97	5/16/2029	8,125,000		9,500,992
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	6,900,000		8,635,312
BP Capital Markets, Gtd. Notes		4.38	6/22/2025	17,275,000		18,052,375
HSBC Holdings, Sr. Unscd. Notes		4.95	3/31/2030	11,200,000		13,516,385
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%		1.03	12/22/2069	4,900,000	[b,c]	4,920,438
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A		2.28	12/22/2069	5,600,000	[c]	5,706,848

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United Kingdom - 3.6% (continued)
Lloyds Banking Group, Sr. Unscd. Notes		3.75	1/11/2027	6,305,000		7,023,560
Permanent Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.55%		0.83	7/15/2058	7,420,000	[b,c]	7,436,962
Rolls-Royce, Gtd. Notes	EUR	2.13	6/18/2021	3,915,000	[d]	4,547,509
Silverstone Master Issuer, Ser. 2019-1A, Cl. 2A, 3 Month SONIA +.75%	GBP	0.82	1/21/2070	5,280,000	[b,c]	6,895,500
Silverstone Master Issuer, Ser. 2020-1A, Cl. 1A, 3 Month SONIA +.47%	GBP	0.54	1/21/2070	6,550,000	[b,c]	8,496,486
Vodafone Group, Jr. Sub. Bonds	EUR	3.10	1/3/2079	4,100,000		4,898,874
					108,163,105
United States - 52.3%
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/2026	1,616,000		1,877,223
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/2024	1,230,000		1,501,304
AbbVie, Sr. Unscd. Notes		2.95	11/21/2026	2,115,000	[c]	2,307,104
AbbVie, Sr. Unscd. Notes		4.25	11/21/2049	2,600,000	[c]	3,087,203
AEP Transmission, Sr. Unscd. Notes		3.10	12/1/2026	3,680,000		4,145,764
Air Lease, Sr. Unscd. Notes		2.88	1/15/2026	11,075,000		10,899,513
Air Products & Chemicals, Sr. Unscd. Notes		1.50	10/15/2025	1,425,000		1,479,673
Air Products & Chemicals, Sr. Unscd. Notes		1.85	5/15/2027	1,575,000		1,654,846
Ally Financial, Sub. Notes		5.75	11/20/2025	7,000,000		7,870,238
Amazon.com, Sr. Unscd. Notes		3.15	8/22/2027	7,875,000		8,985,600
American Electric Power, Sr. Unscd. Notes		3.25	3/1/2050	4,800,000		5,028,468
American Express, Sr. Unscd. Notes		2.50	7/30/2024	4,850,000		5,149,418
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/17/2036	4,050,468	[c]	4,378,063
American International Group, Sr. Unscd. Notes		4.20	4/1/2028	2,790,000		3,234,083
American International Group, Sr. Unscd. Notes		4.38	6/30/2050	13,475,000		15,788,316
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C		1.59	10/20/2025	8,725,000		8,854,520
Amgen, Sr. Unscd. Notes		2.30	2/25/2031	12,750,000		13,397,817
Anheuser-Busch InBev Worldwide, Gtd. Notes		3.50	6/1/2030	17,300,000		19,717,613
Anheuser-Busch InBev Worldwide, Gtd. Notes		4.00	4/13/2028	3,810,000		4,405,902
AT&T, Sr. Unscd. Notes	EUR	0.25	3/4/2026	4,725,000		5,503,851
AT&T, Sr. Unscd. Notes	EUR	1.80	9/14/2039	3,680,000		4,289,371
AT&T, Sr. Unscd. Notes	EUR	2.05	5/19/2032	3,850,000		4,911,111
AT&T, Sr. Unscd. Notes	EUR	2.35	9/5/2029	300,000		396,024

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United States - 52.3% (continued)
Bank, Ser. 2018-BN13, Cl. A5		4.22	8/15/2061	3,300,000		3,927,484
Bank, Ser. 2019-BN19, Cl. A2		2.93	8/15/2061	7,850,000		8,618,030
Bank, Ser. 2019-BN24, Cl. AS		3.28	11/15/2062	7,400,000		8,270,555
Bank of America, Sr. Unscd. Notes		3.37	1/23/2026	3,375,000		3,681,047
Bank of America, Sr. Unscd. Notes		3.97	3/5/2029	5,895,000		6,768,588
Bank of America, Sr. Unscd. Notes		4.08	3/20/2051	21,950,000		27,272,034
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%		1.11	11/25/2034	6,400,000	[b,c]	6,227,747
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS		2.44	4/15/2053	7,400,000		7,812,070
BBCMS Trust, Ser. 2013-TYSN, Cl. A2		3.76	9/5/2032	1,243,502	[c]	1,245,174
Benchmark Mortgage Trust, Ser. 2019-B15, Cl. A5		2.93	12/15/2072	8,075,000		9,042,207
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. AM		2.94	2/15/2053	8,050,000		8,844,368
Benchmark Mortgage Trust, Ser. 2020-B19, Cl. A4		1.55	9/15/2053	5,425,000		5,496,702
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.09	3/12/2025	7,285,000		8,530,946
BF Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%		1.35	12/15/2035	7,500,000	[b,c]	7,517,593
Broadcom, Gtd. Notes		5.00	4/15/2030	15,500,000		18,323,827
BX Commercial Mortgage Trust, Ser. 2020-BXLP, Cl. A, 1 Month LIBOR +.80%		0.95	12/15/2036	9,870,965	[b,c]	9,883,936
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%		1.22	12/15/2037	8,350,000	[b,c]	8,386,102
Cameron LNG, Sr. Scd. Notes		2.90	7/15/2031	8,575,000	[c]	9,454,663
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D		3.37	7/15/2024	1,360,000		1,397,898
CarMax Auto Owner Trust, Ser. 2019-3, Cl. B		2.50	4/15/2025	3,445,000		3,608,338
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C		2.60	6/16/2025	3,065,000		3,187,070
Carrier Global, Sr. Unscd. Notes		2.49	2/15/2027	6,020,000	[c]	6,304,056
Carrier Global, Sr. Unscd. Notes		2.72	2/15/2030	2,035,000	[c]	2,130,133
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	4,105,000	[c]	4,315,587
CCUBS Commercial Mortgage Trust, Ser. 2017-C1, Cl. A4		3.54	11/15/2050	7,326,000		8,388,932
Centene, Sr. Unscd. Notes		3.00	10/15/2030	7,750,000		7,905,000
Centene, Sr. Unscd. Notes		3.38	2/15/2030	4,415,000		4,587,472
CenturyLink, Sr. Scd. Notes		4.00	2/15/2027	900,000	[c]	915,552
CF Hippolyta, Ser. 2020-1, Cl. A1		1.69	7/15/2060	8,090,000	[c]	8,202,954

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United States - 52.3% (continued)
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. A, 1 Month LIBOR +.95%		1.10	11/15/2036	5,750,000	[b,c]	5,721,627
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. A, 1 Month LIBOR +1.12%		1.27	6/15/2034	8,961,330	[b,c]	8,568,804
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%		1.65	6/15/2034	3,385,392	[b,c]	3,206,313
Cheniere Corpus Christi Holdings, Sr. Scd. Notes		3.70	11/15/2029	9,515,000	[c]	9,901,979
Cheniere Energy, Sr. Scd. Notes		4.63	10/15/2028	4,225,000	[c]	4,343,828
Cheniere Energy Partners, Gtd. Notes		4.50	10/1/2029	5,150,000		5,288,999
Cheniere Energy Partners, Sr. Scd. Notes		5.25	10/1/2025	3,935,000		4,029,440
Cigna, Sr. Unscd. Notes		3.40	3/15/2050	8,525,000		8,974,878
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B		4.35	10/10/2047	3,925,000		4,173,104
Citizens Bank, Sr. Unscd. Notes		2.25	4/28/2025	14,075,000		14,970,446
CNH Equipment Trust, Ser. 2020-A, Cl. A4		1.51	4/15/2027	3,600,000		3,716,788
Comcast, Gtd. Notes	EUR	0.75	2/20/2032	5,050,000		5,957,660
Comcast, Gtd. Notes		2.65	2/1/2030	5,575,000		6,089,563
Comcast, Gtd. Notes		3.75	4/1/2040	5,775,000		6,765,078
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A3		3.78	4/10/2047	8,988,662		9,669,953
Concho Resources, Gtd. Notes		2.40	2/15/2031	8,525,000		8,172,015
Concho Resources, Gtd. Notes		3.75	10/1/2027	3,750,000		4,045,016
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20B		3.95	4/1/2050	17,240,000		20,972,587
Constellation Brands, Sr. Unscd. Notes		2.88	5/1/2030	1,950,000		2,110,116
Constellation Brands, Sr. Unscd. Notes		3.75	5/1/2050	575,000		644,763
Consumer Loan Underlying Bond CLUB Credit Trust, Ser. 2019-P2, Cl. A		2.47	10/15/2026	2,090,754	[c]	2,101,095
Crown Americas, Gtd. Notes		4.75	2/1/2026	6,850,000		7,131,261
Crown Castle International, Sr. Unscd. Notes		3.15	7/15/2023	3,150,000		3,351,050
Crown Castle International, Sr. Unscd. Notes		3.30	7/1/2030	5,925,000		6,480,193
CVS Health, Sr. Unscd. Notes		3.75	4/1/2030	7,150,000		8,189,415
CVS Health, Sr. Unscd. Notes		4.25	4/1/2050	4,975,000		5,865,361
CVS Health, Sr. Unscd. Notes		4.30	3/25/2028	7,170,000		8,398,217

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United States - 52.3% (continued)
CVS Health, Sr. Unscd. Notes		5.05	3/25/2048	2,540,000		3,240,580
CyrusOne, Gtd. Notes	EUR	1.45	1/22/2027	2,575,000		3,003,194
CyrusOne, Gtd. Notes		2.90	11/15/2024	1,280,000		1,359,277
CyrusOne, Gtd. Notes		3.45	11/15/2029	3,400,000		3,689,867
Danaher, Sr. Unscd. Notes	EUR	2.50	3/30/2030	2,025,000		2,755,272
DaVita, Gtd. Notes		3.75	2/15/2031	8,350,000	[c]	8,066,517
Dell Equipment Finance Trust, Ser. 2018-2, Cl. C		3.72	10/22/2023	4,200,000	[c]	4,312,508
Dell Equipment Finance Trust, Ser. 2020-1, Cl. A3		2.24	2/22/2023	7,725,000	[c]	7,973,745
Dell International, Sr. Scd. Notes		6.02	6/15/2026	4,650,000	[c]	5,467,699
Diamondback Energy, Gtd. Notes		2.88	12/1/2024	7,000,000		7,095,781
Diamondback Energy, Gtd. Notes		5.38	5/31/2025	3,325,000		3,453,173
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/2024	5,814,000		7,381,947
Dollar General, Sr. Unscd. Notes		3.50	4/3/2030	11,275,000		12,855,141
Dollar Tree, Sr. Unscd. Notes		4.20	5/15/2028	2,050,000		2,418,213
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. D		4.18	3/15/2024	4,632,440	[c]	4,717,039
DT Auto Owner Trust, Ser. 2019-4A, Cl. B		2.36	1/16/2024	4,950,000	[c]	5,018,976
DT Auto Owner Trust, Ser. 2020-1A, Cl. B		2.16	5/15/2024	6,215,000	[c]	6,302,285
Duke Energy, Sr. Unscd. Notes		0.90	9/15/2025	300,000		300,697
Duke Energy, Sr. Unscd. Notes		2.65	9/1/2026	2,800,000		3,032,478
Duke Energy Indiana, First Mortgage Bonds		2.75	4/1/2050	4,540,000		4,657,767
Edison International, Sr. Unscd. Notes		4.13	3/15/2028	2,745,000		2,816,669
Elanco Animal Health, Sr. Unscd. Notes		5.90	8/28/2028	4,325,000		5,011,594
Energy Transfer Operating, Gtd. Notes		4.20	4/15/2027	2,050,000		2,123,541
Energy Transfer Operating, Gtd. Notes		4.50	4/15/2024	2,000,000		2,120,528
Energy Transfer Operating, Gtd. Notes		5.25	4/15/2029	2,700,000		2,907,240
Energy Transfer Operating, Jr. Sub. Debs., Ser. A		6.25	2/15/2023	3,080,000	[e]	2,015,075
Energy Transfer Operating, Jr. Sub. Debs., Ser. F		6.75	5/15/2025	2,275,000	[e]	1,757,438
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2		2.13	5/22/2023	90,566	[c]	90,650
Enterprise Fleet Financing, Ser. 2019-3, Cl. A3		2.19	5/20/2025	7,200,000	[c]	7,467,898
Enterprise Products Operating, Gtd. Notes		2.80	1/31/2030	6,325,000		6,712,153

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United States - 52.3% (continued)
EQT, Sr. Unscd. Notes	3.00	10/1/2022	9,165,000	[d]	8,991,048
Equinix, Sr. Unscd. Notes	1.00	9/15/2025	10,360,000		10,275,289
Exeter Automobile Receivables Trust, Ser. 2019-3A, Cl. B	2.58	8/15/2023	7,600,000	[c]	7,676,394
Exxon Mobil, Sr. Unscd. Notes	4.23	3/19/2040	6,635,000		8,148,705
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K087, Cl. A2	3.77	12/25/2028	2,400,000	[g]	2,890,663
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K088, Cl. A2	3.69	1/25/2029	7,800,000	[g]	9,352,226
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K159, Cl. A2	3.95	11/25/2030	5,140,000	[g]	6,299,561
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2	3.37	7/25/2025	6,365,000	[g]	6,914,417
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL3W, Cl. AFLW, 1 Month LIBOR +.45%	0.61	8/25/2025	4,000,000	[b,g]	4,028,862
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2017-4, Cl. M45T	4.50	6/25/2057	4,590,463	[g]	5,148,908
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2018-4, Cl. M55D	4.00	3/25/2058	6,301,499	[g]	6,925,736
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA	3.50	7/25/2058	8,900,740	[g]	9,615,235
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-3, Cl. M55D	4.00	10/25/2058	4,468,276	[g]	4,955,561
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1	3.50	11/25/2028	8,397,190	[g]	9,162,674
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-1, Cl. A2	3.50	5/25/2029	5,000,000	[g]	5,642,326
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A1C	2.75	9/25/2029	7,585,509	[g]	8,011,244

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United States - 52.3% (continued)
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C		2.75	11/25/2029	6,425,000	[g]	6,903,021
Federal National Mortgage Association Grantor Trust, Ser. 2017-T1, Cl. A		2.90	6/25/2027	7,676,165	[g]	8,520,020
Fidelity National Information Services, Sr. Unscd. Notes	EUR	1.50	5/21/2027	4,280,000		5,345,215
First Republic Bank, Sr. Unscd. Notes		1.91	2/12/2024	2,725,000		2,803,882
FirstEnergy, Sr. Unscd. Notes		2.05	3/1/2025	1,500,000		1,520,372
FirstEnergy, Sr. Unscd. Notes		2.65	3/1/2030	6,725,000		6,866,000
GB Trust, Ser. 2020-FLIX, Cl. A, 1 Month LIBOR +1.12%		1.27	8/15/2037	9,800,000	[b,c]	9,858,073
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	8,550,000	[e]	6,826,140
Genesis Energy, Gtd. Notes		7.75	2/1/2028	4,537,000	[d]	3,946,237
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. C		3.70	7/20/2022	7,960,000		8,047,719
Government National Mortgage Association, Ser. 2013-H26, Cl. HA		3.50	9/20/2063	1,337,168		1,352,992
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2		2.64	5/10/2049	4,200,000		4,221,827
HCA, Gtd. Notes		3.50	9/1/2030	2,960,000		3,019,929
HCA, Gtd. Notes		5.88	2/1/2029	1,625,000		1,895,896
Healthcare Trust of America Holdings, Gtd. Notes		3.10	2/15/2030	3,485,000		3,752,687
Healthcare Trust of America Holdings, Gtd. Notes		3.50	8/1/2026	3,055,000		3,404,204
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%		1.15	11/15/2036	7,036,205	[b,c]	6,786,806
Icahn Enterprises, Gtd. Notes		5.25	5/15/2027	6,950,000		7,262,229
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A, 1 Month LIBOR +.70%		0.85	1/15/2033	3,750,000	[b,c]	3,670,193
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B, 1 Month LIBOR +1.05%		1.20	1/15/2033	2,750,000	[b,c]	2,680,433
Invitation Homes Trust, Ser. 2018-SFR3, Cl. A, 1 Month LIBOR +1.00%		1.15	7/17/2037	6,431,663	[b,c]	6,456,703
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-C16, Cl. A3		3.88	12/15/2046	4,000,000		4,320,009
JPMorgan Chase & Co., Sr. Unscd. Notes		4.49	3/24/2031	17,300,000		21,130,899
JPMorgan Chase & Co., Sub. Notes		2.96	5/13/2031	5,600,000		6,000,993
KeyCorp, Sr. Unscd. Notes		2.25	4/6/2027	8,320,000		8,813,332

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United States - 52.3% (continued)
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS, 3 Month LIBOR +.90%		1.15	11/25/2036	1,881	[b]	1,878
Kinder Morgan, Gtd. Notes		4.30	6/1/2025	1,950,000		2,195,349
Kraft Heinz Foods, Gtd. Notes		3.88	5/15/2027	1,830,000	[c]	1,953,177
Kraft Heinz Foods, Gtd. Notes		4.25	3/1/2031	1,530,000	[c]	1,681,688
Kraft Heinz Foods, Gtd. Notes		4.63	1/30/2029	2,920,000		3,253,545
Kraft Heinz Foods, Gtd. Notes		4.88	10/1/2049	1,445,000	[c]	1,526,666
Lamar Media, Gtd. Notes		3.75	2/15/2028	6,390,000	[c]	6,370,031
Lennar, Gtd. Notes		4.75	11/29/2027	5,275,000		6,029,325
Lennar, Gtd. Notes		5.25	6/1/2026	1,625,000		1,821,723
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	6,810,000	[c]	6,921,139
Marriott International, Sr. Unscd. Notes, Ser. EE		5.75	5/1/2025	4,375,000		4,884,907
Marsh & McLennan, Sr. Unscd. Bonds	EUR	1.98	3/21/2030	6,970,000	[d]	9,274,667
Mastercard, Sr. Unscd. Notes		3.30	3/26/2027	1,775,000		2,032,054
Mastercard, Sr. Unscd. Notes		3.35	3/26/2030	5,665,000		6,640,700
Mastercard, Sr. Unscd. Notes		3.85	3/26/2050	8,850,000		11,196,693
McDonald's, Sr. Unscd. Notes		3.60	7/1/2030	1,800,000		2,094,158
McDonald's, Sr. Unscd. Notes		4.20	4/1/2050	5,725,000		6,989,462
Metlife, Sr. Unscd. Notes		4.55	3/23/2030	13,275,000		16,670,648
Metropolitan Life Global Funding I, Sr. Scd. Notes		3.00	9/19/2027	5,475,000	[c]	6,071,256
MGM Growth Properties Operating Partnership, Gtd. Notes		5.75	2/1/2027	3,070,000		3,312,730
Microsoft, Sr. Unscd. Notes		2.53	6/1/2050	4,630,000		4,860,134
Molina Healthcare, Sr. Unscd. Notes		4.38	6/15/2028	3,400,000	[c]	3,473,100
Morgan Stanley, Sr. Unscd. Notes		4.00	7/23/2025	3,450,000		3,897,128
Morgan Stanley Capital I Trust, Ser. 2019-H7, Cl. A3		3.01	7/15/2052	6,825,000		7,599,332
Morgan Stanley Capital I Trust, Ser. 2019-L2, Cl. A3		3.81	3/15/2052	9,750,000		11,159,191
Northrop Grumman, Sr. Unscd. Notes		5.25	5/1/2050	14,025,000		20,177,622
Occidental Petroleum, Sr. Unscd. Notes		3.00	2/15/2027	3,480,000		2,741,161
Occidental Petroleum, Sr. Unscd. Notes		8.88	7/15/2030	6,700,000		6,913,563
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A		1.75	9/14/2035	7,975,000	[c]	8,061,626
O'Reilly Automotive, Sr. Unscd. Notes		4.20	4/1/2030	4,025,000		4,844,218
PayPal Holdings, Sr. Unscd. Notes		2.30	6/1/2030	4,235,000		4,479,696
PayPal Holdings, Sr. Unscd. Notes		2.40	10/1/2024	6,410,000		6,800,685
PepsiCo, Sr. Unscd. Notes		3.63	3/19/2050	3,240,000		3,947,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United States - 52.3% (continued)
Pfizer, Sr. Unscd. Notes		3.45	3/15/2029	1,400,000		1,639,765
Pioneer Natural Resources, Sr. Unscd. Notes		1.90	8/15/2030	12,025,000		11,317,209
Plains All American Pipeline, Sr. Unscd. Notes		3.55	12/15/2029	8,200,000		7,949,877
Pricoa Global Funding I, Scd. Notes		2.40	9/23/2024	2,775,000	[c]	2,956,500
Prologis, Sr. Unscd. Notes		2.13	4/15/2027	1,400,000		1,492,070
Prologis, Sr. Unscd. Notes		2.25	4/15/2030	4,535,000		4,823,015
Quicken Loans, Gtd. Notes		3.63	3/1/2029	13,725,000	[c]	13,630,641
Quicken Loans, Gtd. Notes		5.75	5/1/2025	7,390,000	[c]	7,611,700
Raytheon Technologies, Sr. Unscd. Bonds	EUR	2.15	5/18/2030	2,775,000		3,630,503
Raytheon Technologies, Sr. Unscd. Notes		4.13	11/16/2028	3,925,000		4,651,278
Republic Services, Sr. Unscd. Notes		2.50	8/15/2024	3,400,000		3,620,348
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/2024	1,308,000	[c,d]	1,331,544
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. C		2.77	8/21/2023	3,600,000	[c]	3,705,659
SBA Tower Trust, Scd. Notes		1.88	1/15/2026	6,860,000	[c]	7,034,306
SBA Tower Trust, Scd. Notes		2.84	1/15/2025	8,030,000	[c]	8,613,203
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2		3.23	10/20/2024	2,800,000	[c]	2,812,622
Southern California Edison, First Mortgage Bonds		2.85	8/1/2029	8,100,000		8,537,604
Southern California Edison, First Mortgage Bonds		3.65	2/1/2050	6,100,000		6,371,693
Southern Copper, Sr. Unscd. Notes		5.88	4/23/2045	2,510,000	[d]	3,402,850
Spirit Realty, Gtd. Notes		3.20	2/15/2031	4,505,000		4,400,884
Spirit Realty, Gtd. Notes		4.00	7/15/2029	2,645,000		2,751,665
SpringCastle America Funding, Ser. 2020-AA, Cl. A		1.97	9/25/2037	7,775,000	[c]	7,817,133
Sprint Spectrum, Sr. Scd. Notes		4.74	3/20/2025	8,375,000	[c]	9,081,641
Starbucks, Sr. Unscd. Notes		2.55	11/15/2030	12,200,000		12,936,506
Starbucks, Sr. Unscd. Notes		3.50	11/15/2050	1,440,000		1,528,769
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%		1.10	1/17/2035	16,933,983	[b,c]	16,937,774
Steel Dynamics, Sr. Unscd. Notes		2.40	6/15/2025	1,540,000		1,608,219
Steel Dynamics, Sr. Unscd. Notes		3.25	1/15/2031	1,925,000		2,064,524
Steel Dynamics, Sr. Unscd. Notes		3.45	4/15/2030	2,550,000		2,817,524
Sunoco Logistics Partners Operations, Gtd. Notes		4.00	10/1/2027	4,575,000		4,673,677
Targa Resources Partners, Gtd. Bonds		5.13	2/1/2025	1,705,000		1,706,049
Target, Sr. Unscd. Notes		2.65	9/15/2030	7,150,000		8,018,035

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United States - 52.3% (continued)
Taylor Morrison Communities, Sr. Unscd. Notes	5.13	8/1/2030	2,135,000	[c]	2,288,453
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B	2.41	12/20/2022	13,400,000	[c]	13,770,723
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B	1.18	1/22/2024	2,400,000	[c]	2,416,014
The AES, Sr. Unscd. Notes	5.13	9/1/2027	485,000		517,696
The AES, Sr. Unscd. Notes	6.00	5/15/2026	1,985,000		2,091,743
The Estee Lauder Companies, Sr. Unscd. Notes	2.00	12/1/2024	425,000		448,164
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	3,025,000		3,256,901
The Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	4,200,000		4,714,414
The Home Depot, Sr. Unscd. Notes	2.70	4/15/2030	6,400,000		7,137,995
The Home Depot, Sr. Unscd. Notes	3.35	4/15/2050	14,325,000		16,604,175
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	2,725,000		2,850,913
The Southern Company, Sr. Unscd. Notes	3.25	7/1/2026	7,725,000		8,627,309
The Walt Disney Company, Gtd. Notes	3.70	10/15/2025	2,600,000		2,950,930
The Walt Disney Company, Gtd. Notes	4.70	3/23/2050	13,800,000		18,289,938
T-Mobile USA, Gtd. Notes	4.75	2/1/2028	6,825,000		7,309,507
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	6,275,000	[c]	6,891,331
T-Mobile USA, Sr. Scd. Notes	3.75	4/15/2027	8,775,000	[c]	9,832,738
Tricon American Homes Trust, Ser. 2016-SFR1, Cl. A	2.59	11/17/2033	12,427,469	[c]	12,486,482
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	8,231,483	[c]	8,541,150
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	7,520,000	[c]	7,940,138
Truist Bank, Sub. Notes	3.63	9/16/2025	4,750,000		5,363,476
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	5,000,000		5,324,336
United Rentals North America, Gtd. Notes	4.00	7/15/2030	5,175,000		5,297,906
UnitedHealth Group, Sr. Unscd. Notes	2.88	8/15/2029	2,155,000		2,399,985
VB-S1 Issuer, Ser. 2020-1A, CI. C2	3.03	6/15/2050	3,645,000	[c]	3,811,174
Verizon Communications, Sr. Unscd. Notes	3.15	3/22/2030	3,400,000		3,848,879
Verizon Communications, Sr. Unscd. Notes	4.00	3/22/2050	10,675,000		13,183,955
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	4,160,000		4,996,050
VICI Properties, Gtd. Notes	3.50	2/15/2025	966,000	[c]	958,156

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United States - 52.3% (continued)
Visa, Sr. Unscd. Notes	1.90	4/15/2027	7,075,000		7,522,233
Visa, Sr. Unscd. Notes	2.05	4/15/2030	2,990,000		3,203,669
VNDO Mortgage Trust, Ser. 2013-PENN, Cl. A	3.81	12/13/2029	10,400,000	[c]	10,393,434
Wells Fargo & Co., Sr. Unscd. Notes	3.00	4/22/2026	6,125,000		6,667,143
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A4	3.31	6/15/2052	8,200,000		9,370,338
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. AS	3.11	6/15/2053	5,025,000		5,516,495
Western Midstream Operating, Sr. Unscd. Notes	4.10	2/1/2025	1,690,000		1,612,412
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	2,450,000		2,315,250
Western Midstream Operating, Sr. Unscd. Notes	4.65	7/1/2026	1,810,000		1,764,750
Western Midstream Operating, Sr. Unscd. Notes	5.05	2/1/2030	10,075,000		9,835,719
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. C	2.92	5/15/2023	107,528	[c]	107,651
Xcel Energy, Sr. Unscd. Notes	3.50	12/1/2049	5,050,000		5,633,345
Federal National Mortgage Association:
2.00%			31,660,000	[g,h]	32,730,999
Government National Mortgage Association II:
3.76%, 1/20/2063			448,813		456,616
3.97%, 7/20/2062			42,847		43,703
				1,570,194,049
Uruguay - .1%
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	1,850,000		2,204,395
Total Bonds and Notes (cost $2,706,590,523)			2,904,524,077
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 1.5%
U.S. Government Securities
U.S. Treasury Bills (cost $46,459,567)	0.12	1/14/2021	46,475,000	[i]	46,461,783
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $89,030,224)	0.10		89,030,224	[j]	89,030,224

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $30,409,958)	0.10	30,409,958	[j] 30,409,958
Total Investments (cost $2,872,490,272)		102.3%	3,070,426,042
Liabilities, Less Cash and Receivables		(2.3%)	(70,222,155)
Net Assets		100.0%	3,000,203,887

BBSW—Bank Bill Swap Rate

LIBOR—London Interbank Offered Rate

SONIA—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

SGD—Singapore Dollar

THB—Thai Baht

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $941,239,740 or 31.37% of net assets.

d Security, or portion thereof, on loan. At September 30, 2020, the value of the fund’s securities on loan was $41,797,699 and the value of the collateral was $43,502,221, consisting of cash collateral of $30,409,958 and U.S. Government & Agency securities valued at $13,092,263.

e Security is a perpetual bond with no specified maturity date, Maturity date shown is next reset date of the bond.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h Purchased on a forward commitment basis.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	205,230,346	-	205,230,346
Collateralized Loan Obligations	-	78,549,836	-	78,549,836
Collateralized Municipal-Backed Securities	-	29,485,729	-	29,485,729
Commercial Mortgage-Backed	-	290,773,376	-	290,773,376
Corporate Bonds	-	1,541,626,058		1,541,626,058
Foreign Governmental	-	659,389,697	-	659,389,697
Investment Companies	119,440,182	-	-	119,440,182
U.S. Government Agencies Mortgage-Backed	-	99,469,035	-	99,469,035
U.S. Treasury Securities	-	46,461,783	-	46,461,783
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	805,424	-	805,424
Futures††	11,453,848	-	-	11,453,848
Swaps††	-	2,050,359	-	2,050,359
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(11,496,300)	-	(11,496,300)
Futures††	(4,557,928)	-	-	(4,557,928)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Global Fixed Income Fund

September 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 3 Year Bond	766	12/15/2020	64,181,109[a]	64,359,847	178,738
Canadian 10 Year Bond	675	12/18/2020	77,008,753[a]	76,956,742	(52,011)
Euro BTP Italian Government Bond	691	12/8/2020	117,431,048[a]	119,563,848	2,132,800
Euro-Bobl	525	12/8/2020	83,000,548[a]	83,202,035	201,487
Japanese 10 Year Bond	359	12/14/2020	516,349,970[a]	517,778,315	1,428,345
Long Gilt	244	12/29/2020	43,009,833[a]	42,853,607	(156,226)
Long Term French Government Future	1,027	12/8/2020	200,661,792[a]	202,952,092	2,290,300
U.S. Treasury 10 Year Notes	10	12/21/2020	1,394,463	1,395,313	850
Futures Short
Australian 10 Year Bond	327	12/15/2020	34,729,201[a]	34,989,853	(260,652)
Euro 30 Year Bond	60	12/8/2020	15,221,373[a]	15,664,870	(443,497)
Euro-Bond	1,912	12/8/2020	387,612,822[a]	391,225,742	(3,612,920)
U.S. Treasury 5 Year Notes	260	12/31/2020	32,735,503	32,768,125	(32,622)
U.S. Treasury Long Bond	29	12/21/2020	5,161,944	5,112,156	49,788
U.S. Treasury Ultra Long Bond	1,444	12/21/2020	325,465,168	320,297,250	5,167,918
Ultra 10 Year U.S. Treasury Notes	33	12/21/2020	5,281,044	5,277,422	3,622
Gross Unrealized Appreciation				11,453,848
Gross Unrealized Depreciation				(4,557,928)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Fixed Income Fund

September 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation(Depreciation)($)
Barclays Capital
Mexican Peso	700,000,000	United States Dollar	32,862,153	12/17/2020	(1,486,088)
British Pound	885,912	United States Dollar	1,139,088	10/1/2020	4,054
United States Dollar	2,538,063	Thai Baht	79,600,000	12/17/2020	26,256
United States Dollar	510,208,064	Euro	438,010,000	10/30/2020	(3,665,268)
United States Dollar	15,298,514	New Zealand Dollar	23,055,000	10/30/2020	46,479
Citigroup
United States Dollar	56,413,618	Japanese Yen	5,937,443,000	10/30/2020	96,690
HSBC
Indian Rupee	2,226,600,000	United States Dollar	30,040,475	12/17/2020	(105,463)
United States Dollar	125,606,884	Australian Dollar	176,870,000	10/30/2020	(1,085,097)
United States Dollar	9,002,631	New Zealand Dollar	13,710,000	10/30/2020	(67,220)
United States Dollar	52,245,246	Chinese Yuan Renminbi	357,765,000	12/17/2020	(206,750)
Canadian Dollar	36,235,000	United States Dollar	27,120,707	10/30/2020	94,597
United States Dollar	6,129,027	Singapore Dollar	8,340,000	12/17/2020	18,757
J.P. Morgan Securities
United States Dollar	14,650,941	Chinese Yuan Renminbi	100,000,000	12/17/2020	(10,078)
United States Dollar	14,180,656	Norwegian Krone	132,540,000	10/30/2020	(29,503)
Russian Ruble	4,109,900,000	United States Dollar	54,079,766	12/17/2020	(1,644,183)
United States Dollar	11,356,485	Japanese Yen	1,200,000,000	10/30/2020	(25,572)
United States Dollar	28,462,016	Thai Baht	892,640,000	12/17/2020	294,441
Merrill Lynch, Pierce, Fenner & Smith
United States Dollar	3,046,208	Swiss Franc	2,805,000	10/30/2020	(1,910)
United States Dollar	3,383,633	Euro	2,900,000	10/30/2020	(18,647)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation(Depreciation)($)
Merrill Lynch, Pierce, Fenner & Smith(continued)
United States Dollar	6,118,825	Mexican Peso	134,030,000	12/17/2020	111,205
United States Dollar	14,266,364	Swedish Krona	127,105,000	10/30/2020	69,463
United States Dollar	86,492,718	British Pound	67,790,000	10/30/2020	(994,344)
Morgan Stanley
United States Dollar	10,669,540	Malaysian Ringgit	44,470,000	12/17/2020	(8,172)
Polish Zloty	240,100,000	United States Dollar	63,994,243	12/17/2020	(1,864,456)
UBS Securities
United States Dollar	19,612,035	South Korean Won	23,266,345,000	12/17/2020	(283,549)
Swiss Franc	18,525,000	United States Dollar	20,087,136	10/30/2020	43,482
Gross Unrealized Appreciation					805,424
Gross Unrealized Depreciation					(11,496,300)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized Appreciation ($)
GBP Fixed at 0.73	GBP - 6 Month GBP LIBOR	2/26/50	46,310,661	2,050,359
Gross Unrealized Appreciation				2,050,359

GBP—British Pound

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

At September 30, 2020, accumulated net unrealized appreciation on investments was $197,935,770, consisting of $207,384,214 gross unrealized appreciation and $9,448,444 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.